THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communications - 19.5%
Entertainment Content - 1.6%
Take-Two Interactive Software, Inc. (a)	17,000	$ 2,633,640

Internet Media & Services - 17.3%
Alphabet, Inc. - Class A (a)	3,600	5,817,996
Alphabet, Inc. - Class C (a)	3,609	5,850,225
Facebook, Inc. - Class A (a)	65,000	17,102,150
		28,770,371
Telecommunications - 0.6%
Verizon Communications, Inc.	17,000	968,830

Consumer Discretionary - 15.1%
E-Commerce Discretionary - 13.0%
Alibaba Group Holding Ltd. - ADR (a)	24,000	7,312,560
Amazon.com, Inc. (a)	4,725	14,345,809
		21,658,369
Home & Office Products - 2.1%
Scotts Miracle-Gro Company (The)	23,600	3,541,180

Consumer Staples - 3.2%
Household Products - 2.1%
Church & Dwight Company, Inc.	22,000	1,944,580
Clorox Company (The)	8,000	1,658,000
		3,602,580
Retail - Consumer Staples - 1.1%
Costco Wholesale Corporation	5,000	1,788,100

Financials - 1.7%
Institutional Financial Services - 1.7%
Intercontinental Exchange, Inc.	30,000	2,832,000

Health Care - 8.9%
Biotech & Pharma - 2.6%
AbbVie, Inc.	7,500	638,250
Eli Lilly & Company	3,500	456,610

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Health Care - 8.9% (Continued)
Biotech & Pharma - 2.6% (Continued)
Emergent BioSolutions, Inc. (a)	9,000	$ 809,730
Johnson & Johnson	4,000	548,440
Merck & Company, Inc.	7,000	526,470
Novartis AG - ADR	7,000	546,560
Vertex Pharmaceuticals, Inc. (a)	4,000	833,440
		4,359,500
Health Care Facilities & Services - 1.4%
Charles River Laboratories International, Inc. (a)	10,000	2,277,000

Medical Equipment & Devices - 4.9%
Baxter International, Inc.	9,000	698,130
Intuitive Surgical, Inc. (a)	9,000	6,003,720
Stryker Corporation	7,500	1,515,075
		8,216,925
Industrials - 3.6%
Commercial Support Services - 1.6%
Waste Management, Inc.	25,000	2,697,750

Transportation & Logistics - 2.0%
Norfolk Southern Corporation	7,000	1,463,840
United Parcel Service, Inc. - Class B	12,000	1,885,320
		3,349,160
Materials - 1.7%
Chemicals - 1.7%
Ecolab, Inc.	15,000	2,753,850

Technology - 44.3%
Semiconductors - 5.8%
NVIDIA Corporation	5,000	2,506,800
QUALCOMM, Inc.	16,000	1,973,760
Texas Instruments, Inc.	35,000	5,060,650
		9,541,210
Software - 15.1%
Adobe, Inc. (a)	12,000	5,365,200
Autodesk, Inc. (a)	11,000	2,590,940

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Technology - 44.3% (Continued)
Software - 15.1% (Continued)
CrowdStrike Holdings, Inc. - Class A (a)	16,000	$ 1,981,440
Intuit, Inc.	36,000	11,328,480
Microsoft Corporation	12,000	2,429,640
SAP SE - ADR	13,000	1,388,790
		25,084,490
Technology Hardware - 10.8%
Apple, Inc.	148,000	16,111,280
Corning, Inc.	60,000	1,918,200
		18,029,480
Technology Services - 12.6%
Accenture plc - Class A	17,900	3,882,689
Automatic Data Processing, Inc.	7,000	1,105,720
Paychex, Inc.	24,000	1,974,000
PayPal Holdings, Inc. (a)	45,000	8,375,850
Square, Inc. - Class A (a)	25,000	3,872,000
Visa, Inc. - Class A	10,000	1,817,100
		21,027,359

Total Common Stocks (Cost $37,069,305)		$ 163,131,794

EXCHANGE-TRADED FUNDS - 1.6%	Shares	Value
iShares Nasdaq Biotechnology ETF (Cost $2,083,074)	20,000	$ 2,612,400

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class Z, 0.03% (b) (Cost $830,958)	830,958	$ 830,958

Total Investments at Value - 100.1% (Cost $39,983,337) (c)		$ 166,575,152

Liabilities in Excess of Other Assets - (0.1%)		(106,571)

Net Assets - 100.0%		$ 166,468,581

ADR	- American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of October 31, 2020.
(c)	All securities are pledged as collateral for the Fund's bank line of credit (Note 5).

See accompanying notes to Schedule of Investments.

THE INVESTMENT HOUSE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited)

1. Securities valuation

Securities of The Investment House Growth Fund (the “Fund”), a series of The Investment House Funds, are valued as of close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the last sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). If market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser at their fair value, according to procedures approved by the Board of Trustees and such securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

  Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

  Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE INVESTMENT HOUSE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of October 31, 2020 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 163,131,794	$ -	$ -	$ 163,131,794
Exchange-Traded Funds	2,612,400	-	-	2,612,400
Money Market Funds	830,958	-	-	830,958
Total	$ 166,575,152	$ -	$ -	$ 166,575,152

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of or during the period ended October 31, 2020.

2. Investment transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of October 31, 2020:

Cost of portfolio investments	$ 9,983,337
Gross unrealized appreciation	$ 26,663,399
Gross unrealized depreciation	(71,584)
Net unrealized appreciation	$ 26,591,815

4. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of October 31, 2020, the Fund had 44.3% of the value of its net assets invested within the Technology sector.

5. Bank Line of Credit

The Fund has a secured bank line of credit with U.S. Bank, N.A. that provides a maximum borrowing of up to $20,000,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Please see the Fund’s prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 8, 2020. All of the Fund’s securities are pledged as collateral for the Fund’s bank line of credit.